10-Q Cumulative Mandatorily Redeemable Series B Preferred Stock (Details) - USD ($)		1 Months Ended		2 Months Ended	6 Months Ended
	Jun. 08, 2023	Jun. 30, 2023	Jun. 30, 2023	Mar. 06, 2023	Jun. 30, 2023	Jun. 07, 2023	Dec. 31, 2022
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Shares issued for common stock (in shares)				937,500
Pre-close financing amount	$ 18,100,000	$ 11,000,000
Dividend percentage	15.00%
Cumulative mandatorily redeemable Series B preferred stock liability		6,913,306	$ 6,913,306		$ 6,913,306		$ 0
Mandatorily Redeemable Preferred Stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Additional shares authorized for issuance						410,000,000
Preferred stock shares authorized (in shares)						3,340,121,789
Preferred stock par or stated value per share (USD per share)						$ 0.0001
Loans payable converted	$ 10,100,000
Shares issued for common stock (in shares)	66,644,737		72,368,420
Dividend percentage	15.00%
Issuance price (in dollars per share)	$ 0.07601
Original fair value of preferred stock		6,786,202	$ 6,786,202		6,786,202
Initial discount for lack of marketability		$ 3,778,798	$ 3,778,798		3,778,798
Interest expense					127,104
Preferred stock dividends					81,146
Accretion discount					$ 45,958